CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2023
Disclosure of voluntary change in accounting policy [abstract]
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES There were no new IFRS standards, amendments or interpretations that became effective in 2023 that had a material impact on the Company's consolidated financial statements.